UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		Westwood Global Investments, LLC
Address: 	150 Federal St.
		Suite 1105
		Boston, MA 02110


Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Margaret M. Reynolds
Title: 	CCO/Principal
Phone: 	617-848-3475

Signature, Place, and Date of Signing:

Margaret M. Reynolds		Boston, MA			3/22/06
 [Signature] 			[City, State]			 [Date]

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 5

Form 13F Information Table Value Total: (thousands) 187,587

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Column1                      Column2     Column3  Column4 Column5 Column6  Column7    Column8
Name                          Class       Cusip    $value  Shares Inv DiscOther MgrsVoting Auth
                                                    000                                Sole
Petroleo Brasileiro SA Pe Sponsored ADR 71654V4086 45,534 638,900   Sole      NA      638,900
Unibanco-Uniao de Bancos GDR Rep Pfd UT 90458E1073 46,616 733,300   Sole      NA      733,300
Brasil Telecom Participac Spons ADR Pfd 1055301097 14,658 393,400   Sole      NA      393,400
Petroleo Brasileiro SA Pe Sponsored ADR 71654V1017 25,053 389,200   Sole      NA      389,200
America Movil SA de CV   Spons. ADR L sh02364W1053 55,726 1,904,50  Sole      NA     1,904,500

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